Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties Balances and Transactions
Note 12 - Related Parties Balances and Transactions

A.	Balances with Related Parties:

The following Related Party payables are included in the consolidated Balance Sheets:

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Employees, consultants and related expenses	531	490
Accrued expenses	75	74
	606	564

B.	Transactions with Related Parties:

The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,718	2,795	2,409
Share-based payments	427	1,304	2,466
Professional Services	284	258	231
Research and development	36	36	36

	2,465	4,393	5,142